Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of June 30, 2024				As of December, 31, 2023
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,285	2,285	—	—	2,414	2,414
Total financial assets measured at FVTPL	$—	$—	$2,285	$2,285	$—	$—	$2,414	$2,414

Earn-out rights	—	—	15,764	15,764	—	—	155,402	155,402
Class C-1 Shares	2,870	—	—	2,870	4,920	—	—	4,920
Class C-2 Shares	—	630	—	630	—	1,080	—	1,080
Total financial liabilities measured at FVTPL	$2,870	$630	$15,764	$19,264	$4,920	$1,080	$155,402	$161,402

Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of June 30, 2024				As of December, 31, 2023
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,285	2,285	—	—	2,414	2,414
Total financial assets measured at FVTPL	$—	$—	$2,285	$2,285	$—	$—	$2,414	$2,414

Earn-out rights	—	—	15,764	15,764	—	—	155,402	155,402
Class C-1 Shares	2,870	—	—	2,870	4,920	—	—	4,920
Class C-2 Shares	—	630	—	630	—	1,080	—	1,080
Total financial liabilities measured at FVTPL	$2,870	$630	$15,764	$19,264	$4,920	$1,080	$155,402	$161,402

Schedule of Maturities for Financial Assets and Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of June 30, 2024	As of December, 31, 2023
Cash and cash equivalents	668,911	768,927
Trade receivables and trade receivables - related parties	184,065	187,231
Accrued income - related parties	34,135	152,605
Other current receivables and other current receivables - related parties	18,056	25,920
Other non-current receivables	6,091	5,378
Restricted cash	21,490	1,834
Total financial assets measured at amortized cost	$932,748	$1,141,895

Current and non-current liabilities to credit institutions	2,484,108	2,023,582
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties	1,427,304	1,463,683
Accrued expenses and accrued expenses - related parties	559,463	593,056
Trade payables and trade payables - related parties	482,383	368,145
Interest-bearing current liabilities[1] and interest bearing current liabilities - related parties	119,121	87,879
Other non-current liabilities and other non-current liabilities - related parties	11,571	73,149
Current and non-current liabilities related to repurchase commitments	117,751	58,482
Advance payments from customers	18,694	16,415
Other current liabilities and other current liabilities - related parties	64,142	606
Total financial liabilities measured at amortized cost	$5,284,537	$4,684,997
1 – The Group’s current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. These amounts are presented separately in Note 6 - Leases.
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of June 30, 2024:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Trade receivables and trade receivables - related parties	184,065	0	0	184,065
Accrued income - related parties	34,135	—	—	34,135
Other current receivables and other current receivables - related parties	18,056	—	—	18,056
Other non-current receivables	—	6,091	—	6,091
Restricted cash	—	21,490	—	21,490
Total financial assets	$236,256	$27,581	$—	$263,837

Current and non-current liabilities to credit institutions	1,536,819	947,289	—	2,484,108
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties	—	1,406,713	20,591	1,427,304
Accrued expenses and accrued expenses - related parties	559,463	—	—	559,463
Trade payables and trade payables - related parties	482,383	—	—	482,383
Interest-bearing current liabilities and interest bearing current liabilities - related parties	119,121	—	—	119,121
Other non-current liabilities and other non-current liabilities - related parties	—	11,571	—	11,571
Current and non-current liabilities related to repurchase commitments	81,202	36,549	—	117,751
Advance payments from customers	18,694	—	—	18,694
Other current liabilities and other current liabilities - related parties	64,142	—	—	64,142
Total financial liabilities	$2,861,824	$2,402,122	$20,591	$5,284,537